CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Selling and marketing expenses from related party	¥ 81,851		¥ 24,598	¥ 3,327
Interest expense from related party			333	1,271
Purchase from a related party	48,424		14,733	1,296
Research and development expenses related party	657
Share-based compensation expense	43,168		116,611	5,821
General and Administrative Expenses
Share-based compensation expense	7,282	$ 1,046	93,718	3,303
Research and Development Expenses
Share-based compensation expense	23,564	3,385	14,476	1,903
Selling and Marketing Expenses
Share-based compensation expense	¥ 12,322	$ 1,770	¥ 8,417	¥ 615